Financial Liabilities: Interest-bearing Loans and Borrowings - Secured and Unsecured Borrowings (Details) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 12, 2024 EUR (€)	Oct. 31, 2023 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Aug. 16, 2024 USD ($)	Feb. 07, 2024 EUR (€)	Feb. 06, 2024 EUR (€)	Jun. 29, 2022 EUR (€)
Financial Liabilities: Interest-bearing Loans and Borrowings
Repayment of loan			€ (10,630,000)	€ (115,000,000)	€ (65,000,000)
Committed utilised			597,000,000
Committed unused			819,000,000
Proceeds from borrowing			365,975,000	€ 199,935,000	€ 113,459,000
Carrying amount			571,000,000
Green Corporate Facility (RCF + term loan)
Financial Liabilities: Interest-bearing Loans and Borrowings
Repayment of loan			(6,000,000)
Committed utilised			262,000,000
Committed unused			€ 188,000,000
Average IRS rate			2.70%
Nominal Amount			247,000,000
New Debt Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Repayment of loan		€ (115,000,000)
Interest rate basis (in percent)			80%
Committed utilised			€ 119,000,000
Committed unused			81,000,000
Proceeds from borrowing			262,000,000
Total Green Corporate Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Repayment of loan			(6,000,000)
Committed utilised			381,000,000
Committed unused			€ 269,000,000
P-Class Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)			1.50%
Repayment of loan			€ (4,000,000)
Committed utilised			210,000,000
Committed unused			€ 211,000,000
Average IRS rate			3.00%
Nominal Amount			105,100,000
Notional amount			€ 425,000,000
Proceeds from borrowing	€ 210,000,000
P-Class Facility | Wind Peak
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount			214,000,000
Proceeds from borrowing			210,000,000
Notional amount lapsed			€ 4,000,000
M-Class Facility I & II
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)			2.50%
Committed unused			€ 420,000,000
Notional amount | $						$ 436
Unsecured Holdco Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)			4.00%
Committed utilised			€ 125,000,000
Notional amount			€ 125,000,000				€ 80,000,000	€ 50,000,000
Senior Secured Green Revolving Credit Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Notional amount									€ 185,000,000
Minimum | Green Corporate Facility (RCF + term loan)
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)			2.00%
Minimum | New Debt Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)			0.80%
Maximum | Green Corporate Facility (RCF + term loan)
Financial Liabilities: Interest-bearing Loans and Borrowings
Adjustment to interest rate basis (in percent)			2.75%
Maximum | New Debt Facility
Financial Liabilities: Interest-bearing Loans and Borrowings
Interest rate basis (in percent)			1.20%